Voya Index Solution 2070 Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya Index Solution 2070 Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	1,872
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,310
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	1,595
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	752
Expense Example, with Redemption, 10 Years	$ 1,762